UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SMH Capital Advisors Inc.
Address: 600 Travis Street, Suite 5800
         Houston, TX  77002

13F File Number:  28-10258

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Anderson
Title:     Director of Compliance
Phone:     713-224-3100

Signature, Place, and Date of Signing:

     /s/  Thomas J. Anderson     Houston, TX     May 15, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $37,505 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRCASTLE LTD                  COM              g0129k104      158    14026 SH       SOLE                        0        0    14026
AMERICAN CAPITAL STRATEGIES    COM              024937104     3935   115194 SH       SOLE                        0        0   115194
APOLLO INVT CORP               COM              03761u106     2209   139530 SH       SOLE                        0        0   139530
ARES CAP CORP                  COM              04010L103      241    19206 SH       SOLE                        0        0    19206
AZZ INC                        COM              002474104      321     9030 SH       SOLE                        0        0     9030
BANK OF AMERICA CORPORATION    COM              060505104     1750    46160 SH       SOLE                        0        0    46160
BLACKSTONE GROUP L P           COM UNIT LTD     09253u108      289    18200 SH       SOLE                        0        0    18200
ENERPLUS RES FD                UNIT TR G NEW    29274d604     2256    51987 SH       SOLE                        0        0    51987
FORTRESS INVESTMENT GROUP LL   CL A             34958b106      302    24626 SH       SOLE                        0        0    24626
GLADSTONE COML CORP            COM              376536108      964    61965 SH       SOLE                        0        0    61965
GLADSTONE INVT CORP            COM              376546107      694    73700 SH       SOLE                        0        0    73700
MAGNA ENTMT CORP               NOTE 7.250%12/1  559211ac1    12109 17807000 PRN      SOLE                        0        0 17807000
NEKTAR THERAPEUTICS            NOTE 3.250% 9/2  640268ah1     4202  5448000 PRN      SOLE                        0        0  5448000
PENN WEST ENERGY TR            TR UNIT          707885109      795    28421 SH       SOLE                        0        0    28421
PFIZER INC                     COM              717081103     1628    77785 SH       SOLE                        0        0    77785
PMC COML TR                    SH BEN INT       693434102      516    73588 SH       SOLE                        0        0    73588
PRECISION DRILLING TR          TR UNIT          740215108      214     9219 SH       SOLE                        0        0     9219
SPACEHAB INC                   NOTE 5.500%10/1  846243ad5        8    14000 PRN      SOLE                        0        0    14000
SPDR SERIES TRUST              LEHMAN YLD ETF   78464a417     1374    30704 SH       SOLE                        0        0    30704
TICC CAPITAL CORP              COM              87244T109     2060   273909 SH       SOLE                        0        0   273909
VIROPHARMA INC                 NOTE 2.000% 3/1  928241ah1     1253  1725000 PRN      SOLE                        0        0  1725000
WACHOVIA CORP NEW              COM              929903102      227     8409 SH       SOLE                        0        0     8409